Long-term Payables Other - Summary of Long-term Payables - Other (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Trade and other non-current payables [abstract]
Payables related to acquisition of frequency usage rights	₩ 1,328,630	₩ 1,602,943
Other	18,133	21,647
Other non current payables	₩ 1,346,763	₩ 1,624,590